ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments

March 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 93.0%

Biotechnology – 65.2%
ATAI Life Sciences NV (Germany)(a)(b)	408,762	$555,916
Bright Minds Biosciences, Inc. (Canada)(b)	11,281	406,906
Clearmind Medicine, Inc. (Canada)†(a)(b)	220,933	229,770
Cybin, Inc. (Canada)(b)	60,383	382,828
Enveric Biosciences, Inc.†(a)(b)	90,324	125,550
GH Research PLC (Ireland)(b)	33,256	366,814
Incannex Healthcare, Inc.(b)	295,034	199,591
Intra-Cellular Therapies, Inc.(b)	3,077	405,918
Mind Medicine MindMed, Inc.(a)(b)	119,593	699,619
Neuphoria Therapeutics, Inc.(b)	69,659	401,236
NRX Pharmaceuticals, Inc.(a)(b)	286,797	587,934
Pasithea Therapeutics Corp.(b)	53,547	69,611
Psyence Biomedical Ltd. (Canada)†(b)	35,458	21,275
Sage Therapeutics, Inc.(b)	83,642	664,954
Silo Pharma, Inc.(b)	124,236	145,356
Vistagen Therapeutics, Inc.(b)	159,114	397,785
Total Biotechnology		5,661,063

Healthcare - Services – 5.8%
Field Trip Health & Wellness Ltd. (Canada)(b)	1,058,415	0
Neuronetics, Inc.(b)	120,534	443,565
Numinus Wellness, Inc. (Canada)(b)	3,391,317	62,570
Total Healthcare - Services		506,135

Pharmaceuticals – 22.0%
Alkermes PLC(b)	19,975	659,574
Compass Pathways PLC (United Kingdom)(b)(c)	140,541	401,947
FSD Pharma, Inc. (Canada)(b)(d)	263,236	0
Neurocrine Biosciences, Inc.(b)	3,566	394,400
Quantum BioPharma Ltd. (Canada)(b)	48,990	377,713
Relmada Therapeutics, Inc.(b)	276,514	74,659
Total Pharmaceuticals		1,908,293

Total Common Stocks (Cost $10,767,023)		8,075,491

MONEY MARKET FUNDS – 19.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.18%(e)	613,573	613,573
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29%(e)(f)	1,115,238	1,115,238
Total Money Market Funds (Cost $1,728,811)		1,728,811

Total Investments – 112.9% (Cost $12,495,834)		9,804,302
Liabilities in Excess of Other Assets – (12.9%)		(1,123,008)
Net Assets – 100.0%		$8,681,294

PLC - Public Limited Company

†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,020,636; the aggregate market value of the collateral held by the fund is $1,115,238.
(b)	Non-income producing security.
(c)	American Depositary Receipt.
(d)	Fair valued using significant unobservable inputs.
(e)	Rate shown reflects the 7-day yield as of March 31, 2025.
(f)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES PSYCHEDELICS ETF
Schedule of Investments (continued)

March 31, 2025 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$8,075,491	$–	$–	$8,075,491
Money Market Funds	1,728,811	–	–	1,728,811
Total	$9,804,302	$–	$–	$9,804,302

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Biotechnology	65.2%
Healthcare - Services	5.8
Pharmaceuticals	22.0
Money Market Funds	19.9
Total Investments	112.9
Liabilities in Excess of Other Assets	(12.9)
Net Assets	100.0%

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2025 were as follows:

Affiliated Holding Name	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 3/31/2025	Value at 3/31/2025	Dividend Income
Clearmind Medicine, Inc.	$216,117	$284,532	$(134,771)	$(374,536)	$238,428	220,933	$229,770	$–
Enveric Biosciences, Inc.	196,569	283,668	(47,943)	(278,180)	(28,564)	90,324	125,550	–
Lucy Scientific Discovery, Inc.	65,862	31	(81)	(625,186)	559,374	–	–	–
Psyence Biomedical Ltd.	138,913	392,124	(92,137)	(32,538)	(385,087)	35,458	21,275	–
Total	$617,461	$960,355	$(274,932)	$(1,310,440)	$384,151	346,715	$376,595	$–